ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2013
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
Components of Accrued Expenses and Other Liabilities
	December 31,
	2013	2012

Employees and payroll accruals	$71,058	$66,732
Accrued expenses	80,345	83,637
Government authorities	57,916	59,077
Other	4,374	3,006

	$213,693	$212,452